Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2017
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Central Index Key	dei_EntityCentralIndexKey	0000772129
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2017
Prospectus Date	rr_ProspectusDate	Jun. 30, 2017
GMO Benchmark-Free Allocation Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBMFX
GMO Benchmark-Free Allocation Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBMBX
GMO Global Asset Allocation Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMWAX
GMO SGM Major Markets Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GSMFX
GMO SGM Major Markets Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GSMJX
GMO SGM Major Markets Fund | Class VI
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GSMHX
GMO Global Equity Allocation Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMGEX
GMO Global Developed Equity Allocation Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GWOAX
GMO Quality Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQETX
GMO Quality Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQEFX
GMO Quality Fund | Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQLFX
GMO Quality Fund | Class VI
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQLOX
GMO Climate Change Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GCCHX
GMO Resources Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GOFIX
GMO Resources Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GOVIX
GMO International Equity Allocation Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GIEAX
GMO International Developed Equity Allocation Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GIOTX
GMO Tax-Managed International Equities Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GTMIX
GMO International Equity Fund | Class II
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMICX
GMO International Equity Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMOIX
GMO International Equity Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMCFX
GMO International Large/Mid Cap Equity Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMIEX
GMO International Large/Mid Cap Equity Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMIRX
GMO International Large/Mid Cap Equity Fund | Class VI
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GCEFX
GMO Foreign Fund | Class II
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMFRX
GMO Foreign Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMOFX
GMO Foreign Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMFFX
GMO Foreign Small Companies Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMFSX
GMO Foreign Small Companies Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GFSFX
GMO International Small Companies Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMISX
GMO U.S. Equity Allocation Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMUEX
GMO U.S. Equity Allocation Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMRTX
GMO U.S. Equity Allocation Fund | Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMEQX
GMO U.S. Equity Allocation Fund | Class VI
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMCQX
GMO Emerging Markets Fund | Class II
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMEMX
GMO Emerging Markets Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMOEX
GMO Emerging Markets Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMEFX
GMO Emerging Markets Fund | Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEMVX
GMO Emerging Markets Fund | Class VI
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEMMX
GMO Emerging Countries Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMCEX
GMO Emerging Domestic Opportunities Fund | Class II
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEDTX
GMO Emerging Domestic Opportunities Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEDSX
GMO Emerging Domestic Opportunities Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEDIX
GMO Emerging Domestic Opportunities Fund | Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEDOX
GMO Emerging Domestic Opportunities Fund | Class VI
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEDFX
GMO Currency Hedged International Bond Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMHBX
GMO Core Plus Bond Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GUGAX
GMO Core Plus Bond Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPBFX
GMO Emerging Country Debt Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMCDX
GMO Emerging Country Debt Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMDFX
GMO Opportunistic Income Fund | Class VI
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMODX
GMO Alpha Only Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GGHEX
GMO Alpha Only Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GAPOX
GMO Asset Allocation Bond Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMOBX
GMO Asset Allocation Bond Fund | Class VI
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GABFX
GMO Benchmark-Free Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBFFX
GMO Implementation Fund | GMO Implementation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GIMFX
GMO Risk Premium Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMRPX
GMO Risk Premium Fund | Class IV
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMRVX
GMO Risk Premium Fund | Class VI
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMOKX
GMO Special Opportunities Fund | Class VI
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GSOFX
GMO Strategic Opportunities Allocation Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBATX
GMO Taiwan Fund | Class III
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMOTX
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GUSTX